NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7%
	ASSET MANAGEMENT - 4.7%
18,000	Compass Diversified Holdings	$398,700
22,000	Sprott, Inc.	898,700
34,000	WisdomTree, Inc.	344,760
		1,642,160
	BANKING - 7.0%
15,500	Bar Harbor Bankshares	496,930
3,710	City Holding Company	440,525
12,000	NBT Bancorp, Inc.	587,520
12,460	QCR Holdings, Inc.	961,040
		2,486,015
	COMMERCIAL SUPPORT SERVICES - 6.5%
46,861	Hackett Group, Inc. (The)	1,241,817
18,225	V2X, Inc.(a)	1,032,446
		2,274,263
	E-COMMERCE DISCRETIONARY - 2.8%
45,200	Liquidity Services, Inc.(a)	984,004

	ELECTRICAL EQUIPMENT - 8.3%
27,000	Allient, Inc.	573,480
53,000	LSI Industries, Inc.(b)	843,230
10,152	OSI Systems, Inc.(a)	1,521,480
		2,938,190
	ENGINEERING & CONSTRUCTION - 9.1%
4,400	Comfort Systems USA, Inc.	1,555,488
17,500	VSE Corporation	1,628,025
		3,183,513
	GAS & WATER UTILITIES - 2.3%
63,000	Global Water Resources, Inc.	799,470

	HOME CONSTRUCTION - 4.2%
15,980	Skyline Champion Corporation(a)	1,492,692

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 4.4%
18,574	AZZ, Inc.	$1,544,800

	LEISURE FACILITIES & SERVICES - 6.5%
30,000	Bowlero Corporation	331,500
143,000	Denny's Corporation(a)	935,220
22,400	Sphere Entertainment Company(a)	1,043,840
		2,310,560
	LEISURE PRODUCTS - 0.9%
8,800	Johnson Outdoors, Inc., Class A	316,360

	MACHINERY - 3.2%
6,063	Alamo Group, Inc.	1,124,080

	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,675	Haemonetics Corporation(a)	353,337

	OIL & GAS PRODUCERS - 2.4%
5,900	Gulfport Energy Corporation(a)	855,854

	OIL & GAS SERVICES & EQUIPMENT - 6.5%
65,000	Helix Energy Solutions Group, Inc.(a)	729,300
100,000	ProPetro Holding Corporation(a)	794,000
24,200	Thermon Group Holdings, Inc.(a)	760,606
		2,283,906
	RESIDENTIAL REIT - 2.7%
49,561	UMH Properties, Inc.	964,457

	RETAIL - DISCRETIONARY - 6.4%
6,800	Boot Barn Holdings, Inc.(a)	912,356
21,817	Shoe Carnival, Inc.	882,279
5,300	Signet Jewelers Ltd.	445,730
		2,240,365
	SEMICONDUCTORS - 4.0%
7,392	Axcelis Technologies, Inc.(a)	808,168

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 92.7% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
22,762	Cohu, Inc.(a)	$612,525
		1,420,693
	SPECIALTY REIT - 2.3%
55,500	Postal Realty Trust, Inc.	804,195

	STEEL - 1.2%
7,800	Commercial Metals Company	418,002

	TECHNOLOGY HARDWARE - 2.0%
25,718	Vishay Precision Group, Inc.(a)	710,074

	TRANSPORTATION EQUIPMENT - 4.3%
29,400	Blue Bird Corporation(a)	1,504,692

	TOTAL COMMON STOCKS (Cost $19,940,231)	32,651,682

	SHORT-TERM INVESTMENT — 7.3%
	MONEY MARKET FUND - 7.3%
2,582,644	First American Treasury Obligations Fund, Class X, 5.18% (Cost $2,582,644)(b)	2,582,644

	TOTAL INVESTMENTS - 100.0% (Cost $22,522,875)	$35,234,326
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	3,364
	NET ASSETS - 100.0%	$35,237,690

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.